Revenue Recognition (Details) - Schedule of disaggregates revenue by geographic location - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 11,186	$ 4,028	$ 21,628	$ 16,046	$ 21,197	$ 13,017
Germany [Member]
Disaggregation of Revenue [Line Items]
Total	1,070	817	2,897	7,034	7,526	3,339
United States [Member]
Disaggregation of Revenue [Line Items]
Total	2,654	1,283	5,901	3,586	5,117	3,538
Japan [Member]
Disaggregation of Revenue [Line Items]
Total	925	921	2,775	2,875	3,797	3,496
Korea [Member]
Disaggregation of Revenue [Line Items]
Total					1,373	1,855
France [Member]
Disaggregation of Revenue [Line Items]
Total	650	506	2,947	899	2,616	618
Other [Member]
Disaggregation of Revenue [Line Items]
Total	$ 136	$ 181	$ 705	$ 472	$ 768	$ 171